UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549


Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment[  ] Amendment Number:
This Amendment Check only one:[ ]is a restatement [ ]adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: ACK Asset Management LLC
Address: 2 Overhill Road, Suite 400, Scarsdale, NY 10583
Form 13F File Number: 28-14060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Kenneth F. Cooper
Title:  Chief Financial Officer
Phone:  914 220-8340

Signature	    Place 	    Date of Signing:
Kenneth  F. Cooper  Scarsdale, NY   February 11, 2013

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:
29

Form 13F Information Table Value Total:

205,749
(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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COL 1				COL 2	COL 3	 	COL 4 	             COL 5		COL 6	COL 7	COL 8
														Vot Auth
Name of Issuer			Title	CUSIP	 	Value 	 SHRS/PRN AMT 	SH/PRN	P/CA	Invest	O Mgr	SOLE 	SHARED NONE
							(X1,000)				Discre
AMERICAN RAILCAR INDUSTRIES	COM	02916P103	 3,547 	 111,800 	SH		SOLE		 111,800
ASCENT CAPITAL GROUP INC-A	CL A	043632108	 9,243 	 149,226 	SH		SOLE		 149,226
BALCHEM CORP			COM	057665200	 6,127 	 168,100 	SH		SOLE		 168,100
BLACK DIAMOND INC		COM	09202G101	 6,457 	 787,400 	SH		SOLE		 787,400
CLEAN HARBORS INC		COM	184496107	12,009   218,300 	SH		SOLE		 218,300
CAPITAL SENIOR LIVING CORP	COM	140475104	 7,080 	 378,800 	SH		SOLE		 378,800
DANA HOLDING CORP		COM	235825205	 4,769 	 305,500 	SH		SOLE		 305,500
EMERITUS CORP			COM	291005106	15,064   609,400 	SH		SOLE		 609,400
FLOW INTL CORP			COM	343468104	 4,846 1,384,600 	SH		SOLE	       1,384,600
GENESEE & WYOMING INC-CL A	CL A	371559105	 8,437 	 110,900 	SH		SOLE		 110,900
INTERFACE INC			COM	458665304	 4,422 	 275,159 	SH		SOLE		 275,159
KENNEDY-WILSON HOLDINGS INC	COM	489398107	 6,839 	 489,200 	SH		SOLE		 489,200
LIBBEY INC			COM	529898108	13,958   721,333 	SH		SOLE		 721,333
MEASUREMENT SPECIALTIES INC	COM	583421102	 6,285 	 182,700 	SH		SOLE		 182,700
NCI BUILDING SYSTEMS INC	COM	628852204	 3,831 	 275,611 	SH		SOLE		 275,611
OWENS CORNING			COM	690742101	 3,470 	  93,800 	SH		SOLE		  93,800
ORION MARINE GROUP INC		COM	68628V308	 5,990 	 819,409 	SH		SOLE		 819,409
POWELL INDUSTRIES INC		COM	739128106	 8,040 	 193,600 	SH		SOLE		 193,600
PRIMORIS SERVICES CORP		COM	74164F103	15,170 1,008,700 	SH		SOLE	       1,008,700
ROGERS CORP			COM	775133101	14,645   294,900 	SH		SOLE		 294,900
ROADRUNNER TRANSPORTATION SY	COM	76973Q105	 5,847 	 322,300 	SH		SOLE		 322,300
RELIANCE STEEL & ALUMINUM	COM	759509102	 8,135 	 131,000 	SH		SOLE		 131,000
S&W SEED CO			COM	785135104	 2,900 	 375,700 	SH		SOLE		 375,700
SEARS HOMETOWN AND OUTLET ST	COM	812362101	 3,471 	 106,600 	SH		SOLE		 106,600
SENSATA TECHNOLOGIES HOLDING	COM	N7902X106	10,556   325,000 	SH		SOLE		 325,000
TEAM INC			COM	878155100	 7,238 	 190,281 	SH		SOLE		 190,281
UMH PROPERTIES INC		COM	903002103	 3,963 	 383,600 	SH		SOLE		 383,600
WAGEWORKS INC			COM	930427109	 3,005 	 168,800 	SH		SOLE		 168,800
ISHARES RUSSELL 01/19/2013 84.00COM		 	   405 	   3,000 		PUT	SOLE		   3,000
29			 			       205,749










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